Balance Sheet Components - Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
R&D tax credit receivable	$ 21,911	$ 17,412	$ 14,731
Grants receivable	573	0	239
VAT receivable	549	607	886
Other receivables	4	5	93
Total other receivables	$ 23,037	$ 18,024	$ 15,949